Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments And Contingent Liabilities Abstract
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 21 - COMMITMENTS AND CONTINGENT LIABILITIES:

On February 16, 2025, the Company and its CEO, Mr. Shachar Daniel, and its Chief Financial Officer (“CFO”), Mr. Shai Avnit, were served with a motion to certify a claim as a class action filed in the Economic Department of the District Court in Tel Aviv, Israel, or the Israeli Motion. The Israeli Motion referred to alleged misstatements in our public disclosures made between March 14, 2024 and August 26, 2024, including statements contained in our announcement dated August 26, 2024, which included financial outlook for the third quarter of 2024.

In addition, a complaint, or the U.S. Complaint, of a similar nature was filed against the Company, the CEO, the CFO and the Chairman, Mr. Chen Katz, in the United States District Court for the District of New Jersey. The U.S. Complaint raised allegations substantially similar to those asserted in the Israeli Motion, and the proceedings in Israel were stayed pending resolution of the U.S. matter.

On July 7, 2025, the lead plaintiff in the U.S. Complaint voluntarily dismissed the U.S. Complaint, and such dismissal was approved by the U.S. court on July 8, 2025. The dismissal was not the result of any settlement, and no consideration was paid by the Company or any of the other defendants.

Following the dismissal of the U.S. Complaint, on December 10, 2025, the applicant in the Israeli Motion submitted, with the Company’s consent, a motion to voluntarily dismiss the Israeli proceedings without costs and without compensation to the applicant or his attorneys, and to dismiss the applicant’s personal claim with prejudice. On December 11, 2025, the Israeli court approved the motion and dismissed the Israeli Motion accordingly. The Israeli court noted, among other things, that the voluntary dismissal of the parallel U.S. proceedings constituted an indication of the lack of prospects of the Israeli proceedings on their merits.

Both the Israeli Motion and the U.S. Complaint were dismissed at the initiative of the applicants, without any settlement agreement, and without the Company having filed a statement of defense in either jurisdiction.